Provisions and contingent liabilities - Movement of provision - Caption - Minera (Details) - Minera Yanacocha SRL and subsidiary [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Provisions [abstract]
Provision for closure of mining units and exploration projects	$ 1,738,428	$ 1,608,380	$ 1,294,464	$ 1,234,731
Provision for social responsibility	16,609	18,326	$ 18,010	$ 21,689
Other provisions	7,352	6,162
Provisions	1,762,389	1,632,868
Other Accruals And Liabilities [Abstract]
Workers' profit sharing payable	17,311	12,793
Accrual of operating costs	15,938	11,238
Provisions for Accruals Of Capital Expenditures	20,147	8,139
Provisions, Other Accruals And Liabilities	1,762,389	1,632,868
Classification by maturity [Abstract]
Current portion	101,786	45,317
Non-current portion	1,660,603	1,587,551
Provisions, other accruals and liabilities	$ 1,762,389	$ 1,632,868